Geographic and Other Information - Revenue by Product and Services (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of products and services [Line Items]
Revenue	₩ 24,230,124	₩ 23,475,567	₩ 24,336,571
TV [member]
Disclosure of products and services [Line Items]
Revenue	6,706,217	7,998,137	9,727,260
IT [Member]
Disclosure of products and services [Line Items]
Revenue	10,120,668	9,062,774	8,867,679
Mobile and others [member]
Disclosure of products and services [Line Items]
Revenue	₩ 7,403,239	₩ 6,414,656	₩ 5,741,632